Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Impairment loss
Penalties on uncertain tax provisions
VAT percentage	13.00%
Advertising and promotion costs	$ 799,268	$ 376	$ 239